UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  May 31, 2017

Item 1. Reports to Stockholders.

Rockefeller Equity Allocation Fund

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt
National Bond Fund

Rockefeller Intermediate Tax Exempt
New York Bond Fund

Semi-Annual Report

May 31, 2017

Investment Adviser

Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York  10020

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	17

STATEMENTS OF ASSETS AND LIABILITIES	38

STATEMENTS OF OPERATIONS	40

STATEMENTS OF CHANGES IN NET ASSETS	42

FINANCIAL HIGHLIGHTS	46

NOTES TO FINANCIAL STATEMENTS	50

NOTICE OF PRIVACY POLICY & PRACTICES	62

ADDITIONAL INFORMATION	63

Dear Shareholder:

The last six months ending May 31, 2017 have been a positive period relative to the preceding ten years with the world enjoying a relative synchronized global recovery without a potential looming socioeconomic or geopolitical crisis. Corporate earnings rebounded, with the S&P 500 Index’s aggregate earnings per share surging more than 15% year-on-year during the first quarter of 2017.

These positive developments helped power equity indices to new heights, with many foreign markets performing even better than the U.S. Additionally, market volatility declined materially with the Chicago Board Options Exchange’s Volatility Index (VIX), a popular measure of the implied 30-day volatility of the S&P 500 Index, hitting a 24-year low.

However, while equity markets continued to rally, the Treasury and currency markets appeared to show some hesitation. The U.S. Treasury yield curve, having steepened materially after the November 2016 election, started to flatten in late December 2016. The U.S. dollar’s post-election rally also peaked in late December 2016, and has drifted even lower than its level on the Election Day.

We believe this divergence between the Treasury and the currency markets on one side, and the strong and seemingly complacent equity market on the other side, is likely to start narrowing in the second half of 2017. However, much will depend on political developments in Washington D.C., as well as the important personnel shift on the Federal Reserve’s Board of Governors.

Global Economy

After a decade of trials and tribulations – starting with the U.S. subprime crisis and the Great Recession from 2007 to 2009, the European sovereign debt crisis from 2010 to 2013, followed by the commodity collapse that hurt emerging markets in 2014 to 2015, and the rise of populism in 2016 – the global economy is finally experiencing a synchronized recovery.

One growth driver has been China, the second largest economy in the world. Chinese economic growth has re-accelerated as a result of reflationary policies designed to boost infrastructure spending and the property market. With a power-transition scheduled to take place in the autumn of 2017, China is expected to maintain a healthy level of economic growth for the remainder of the year. So far, solid economic growth has boosted China’s imports and benefited its trading partners, fueling economic growth in countries from Japan and Germany to many in emerging markets.

The European Central Bank’s loose monetary policies also appeared to have paid off, as European growth rebounded and unemployment rates dipped to multi-year lows. Emmanuel Macron’s victory in the French presidential election in early May eased the fear that more populists would be voted into power, and provided hope that his party’s parliamentary victory could usher in a new era of pro-growth policies.

The U.S. economy hit a soft patch in the first quarter of 2017. However, various business and consumer confidence indices have remained at the highest levels in more than a decade. The job market also remained solid, with the unemployment rate having hit a cycle low of 4.3% in May.

The Federal Reserve has already raised the fed funds rate twice in 2017, and plans to start gradually reducing the size of its balance sheet in the second half of the year. However, inflation pressure has eased of late, as commodity prices have softened. West Texas Intermediate (“WTI”) crude oil prices, having hit a recent high of $54.45 per barrel, have retreated to the mid-$40s due to rising U.S. shale production.

Federal Reserve Policy and the Bond Market

Investors continued to grapple with the optimism of potential change by the Trump Administration, and the reality of little action taken after 100 days in office. Meanwhile, a divergence in labor market and inflation data was an unwelcome development causing some angst. While the Federal Open Market Committee (“FOMC”) opted to leave rates unchanged at the May 3rd policy meeting, it raised the target range of the federal funds rate from 1.00% to 1.25% at the June 14th meeting. The persistently tame inflation data combined with the lack of progress on President Trump’s pro-growth fiscal agenda contributed to a deeper debate for the path of the federal funds rate in the future. This contributed to the 10-Year U.S. Treasury trading in a  range of 0.46% (or 46 basis points) over the period and finishing May yielding 2.20%, 19 basis point lower over the period. We expect that investors will continue to debate the potential for fiscal stimulus and pro-growth policies from the new administration and the direction for future inflationary pressures. This may lead to elevated bond market uncertainty which we believe remains high despite market implied volatility reflecting relatively subdued readings.

Rockefeller Core Taxable Bond Fund:

For the six months ended May 31, 2017, the Institutional Class shares of the Rockefeller Core Taxable Bond Fund had a return of +1.95% (net), underperforming the Bloomberg Barclays U.S. Aggregate Bond Index benchmark, which returned +2.52%. Contributing to the relative underperformance was the Fund’s defensive positioning towards a rise in interest rates. Excess yield available in corporate and taxable municipal bonds helped provide positive contribution to total returns as the fund remains overweight to these asset classes relative to its benchmark. A “barbelled” maturity structure of both short- and long-term maturities was also a positive contributor as the yield curve flattened over the period following another interest rate increase by the FOMC.

Rockefeller Intermediate Tax Exempt National Bond Fund:

For the six months ended May 31, 2017, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt National Bond Fund had a return of +2.69% (net), while the Bloomberg Barclays 5-Year Municipal Bond Index returned +4.13%. Higher overall credit quality of the portfolio was a contributor towards relative underperformance as lower credit quality bonds outperformed for the period. In addition, shorter average duration as compared to the benchmark was a negative contributor to relative performance as total returns were greater for longer maturity bonds. However, the Fund’s positioning toward a “flattening” of the yield curve, or a decrease in the excess yield available between short and long maturities, provided a positive contribution to total returns as the yield curve flattened over the period.

Rockefeller Intermediate Tax Exempt New York Bond Fund:

For the six months ended May 31, 2017, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt New York Bond Fund had a return of +2.76% (net), while the Bloomberg Barclays 5-Year Municipal Bond Index returned +4.13%. Higher overall credit quality of the portfolio was a contributor towards relative underperformance as lower credit quality bonds outperformed for the period. In addition, shorter average duration as compared to the benchmark was a negative contributor to relative performance as total returns were greater for longer maturity bonds. However, the Fund’s positioning toward a “flattening” of the yield curve, or a decrease in the excess yield available between short and long maturities, provided a positive contribution to total returns as the yield curve flattened over the period.

Rockefeller Equity Allocation Fund:

For the six months ended May 31, 2017, the Institutional Class shares of the Rockefeller Equity Allocation Fund returned 14.96% (net), outperforming the MSCI All-Country World Index (net dividends) return of 13.37% for the same period. Strong relative returns in the Consumer Discretionary sector was the leading contributor to the Fund’s over performance during the period. On the down side, weak relative returns in Consumer Staples had the largest negative impact on relative performance. The Fund is invested in a blend of value and growth securities on a global basis, as well as preferred stocks, real assets and high yield bonds.

Looking Forward

We believe global growth will remain healthy for the balance of the year, although there are some concerns about the outlook for 2018. Much will depend on policy initiatives in the world’s two largest economies – the U.S. and China.

The widening political divide does not bode well for the Trump Administration’s planned stimulus programs – tax reform, repatriation of off-shore profits, infrastructure spending, etc. We anticipate that a lack of legislative achievements will start to weigh on sentiment and confidence at some point.

China is dealing with perhaps the biggest housing bubble in its history and a shadow banking system with dangerous mismatches between its funding sources and investments. We believe how President Xi tackles these issues in his second five-year term will have repercussions beyond the shores of China.

Sincerely,

David P. Harris, CFA	Jimmy Chang, CFA
Chief Investment Officer	Chief Investment Strategist
Rockefeller & Co., Inc.	Rockefeller & Co., Inc.

Opinions expressed are those of Rockefeller & Co., Inc. and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement”

transactions. Private placement securities are not registered under the Securities Act of 1933, as amended, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in exchange traded funds (“ETFs”) which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Rockefeller Intermediate Tax Exempt New York Bond Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues. The Rockefeller Equity Allocation Fund is subject to small- and medium-capitalization company risks, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Rockefeller Equity Allocation Fund also invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Master limited partnerships (“MLPs”) in which the Rockefeller Equity Allocation Fund may invest are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. The Rockefeller Equity Allocation Fund may invest in high-yield fixed income securities or “junk bonds”. In addition to the fixed income risks described above, high yield fixed income securities are subject additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The VIX Index measures the level of expected volatility of the S&P 500 Index over the next 30 days that is implied in the bid/ask quotations of SPX options. The VIX Index is forward looking and seeks to predict the variability of future market movements. This is in contrast to realized (or actual) volatility, which measures the variability of historical (or known) prices.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

The Bloomberg Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index is the 5-year (4-6) component of the Barclays Municipal Bond Index.

The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Percentages are stated as a percent of net assets.

Rockefeller Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses.  These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/16 – 5/31/17).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Examples. The Examples include, but are not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
(Unaudited)

Rockefeller Equity Allocation Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,149.60	$6.70
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.70	$6.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Core Taxable Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,019.50	$3.27
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.69	$3.28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt National Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,026.90	$3.39
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.59	$3.38

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual	$1,000.00	$1,027.60	$4.30
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.69	$4.28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Equity Allocation Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed income securities, real estate and commodity linked equities (such as real estate investment trusts and master limited partnerships), and currencies. Rockefeller & Co., Inc. (the “Adviser”) will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities. The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.

Allocation of
Portfolio Holdings*
as of May 31, 2017
(% of Investments)

*	For additional details on allocation of portfolio holdings by country, please see the Schedule of Investments.

Continued

Rockefeller Equity Allocation Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2017

	Rockefeller	MSCI AC
	Equity Allocation	World Index
	Fund	Net (USD)
1 Year	17.32%	17.53%
Since Inception (2/4/15)	7.01%	6.67%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI AC World Index Net (USD) captures large and mid cap representation across 23 developed markets and 23 emerging markets countries.  With 2,464 constituents, the index covers approximately 85% of the global investable equity opportunity set.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Core Taxable Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2017
(% of Investments)

Average Annual Returns as of May 31, 2017

		Bloomberg
	Rockefeller	Barclays
	Core Taxable	Aggregate
	Bond Fund	Bond Index
1 Year	1.33%	1.58%
3 Year	2.09%	2.53%
Since Inception (12/26/13)	2.66%	3.38%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2017
(% of Investments)

Average Annual Returns as of May 31, 2017

	Rockefeller	Bloomberg
	Intermediate Tax Exempt	Barclays 5-Year
	National Bond Fund	Municipal Bond Index
1 Year	0.32%	1.76%
3 Year	1.20%	2.19%
Since Inception (12/26/13)	1.71%	2.56%

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New York State and New York City personal income tax.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Allocation of Portfolio Holdings as of May 31, 2017
(% of Investments)

Average Annual Returns as of May 31, 2017

	Rockefeller	Bloomberg
	Intermediate Tax Exempt	Barclays 5-Year
	New York Bond Fund	Municipal Bond Index
1 Year	0.20%	1.76%
3 Year	1.16%	2.19%
Since Inception (12/26/13)	1.48%	2.56%

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Equity Allocation Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Value
Common Stocks – 92.98%
Aerospace & Defense – 2.05%
DigitalGlobe, Inc. (a)	4,550	$141,733
Safran SA (b)	21,235	1,877,711
Triumph Group, Inc.	2,695	87,857
		2,107,301

Airlines – 3.07%
Southwest Airlines Co.	36,096	2,169,009
United Continental Holdings, Inc. (a)	12,466	993,166
		3,162,175

Auto Components – 1.39%
Delphi Automotive PLC (b)	12,940	1,138,332
Gentherm, Inc. (a)	4,822	181,789
Standard Motor Products, Inc.	2,313	112,551
		1,432,672

Automobiles – 1.10%
Hyundai Motor Co. (b)	7,748	1,129,467

Banks – 13.63%
ABN AMRO Group NV (b)(c)	40,285	1,040,319
Bank Rakyat Indonesia Persero Tbk PT (b)	829,700	900,235
BNP Paribas SA (b)	27,849	1,966,162
Grupo Financiero Banorte SAB de CV (b)	142,600	821,598
HDFC Bank Ltd. – ADR	1,296	113,789
ICICI Bank Ltd. – ADR	92,865	921,221
ING Group NV (b)	131,515	2,207,330
JPMorgan Chase & Co.	21,245	1,745,277
Lloyds Banking Group PLC (b)	1,333,921	1,214,184
Swedbank AB (b)	60,467	1,455,173
The Siam Commercial Bank PLC (b)	15,100	67,791
Wells Fargo & Co.	30,752	1,572,657
		14,025,736

Biotechnology – 2.26%
Alnylam Pharmaceuticals, Inc. (a)	6,529	427,388
Biogen, Inc. (a)	2,787	690,535
Regeneron Pharmaceuticals, Inc. (a)	2,011	923,170
Ultragenyx Pharmaceutical, Inc. (a)	5,281	284,382
		2,325,475

Building Products – 1.71%
AAON, Inc.	4,157	150,379
Cie de Saint-Gobain (b)	26,873	1,502,022
Simpson Manufacturing Co., Inc.	2,695	108,285
		1,760,686

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Commercial Services & Supplies – 0.43%
Healthcare Services Group, Inc.	7,029	$336,478
Stericycle, Inc. (a)	1,327	108,509
		444,987
Construction & Engineering – 0.20%
Kinden Corp. (b)	13,700	210,036

Construction Materials – 2.61%
Cemex SAB de CV – ADR	117,958	975,513
HeidelbergCement AG (b)	17,379	1,619,699
Semen Indonesia Persero Tbk PT (b)	134,200	95,083
		2,690,295
Consumer Finance – 2.58%
FirstCash, Inc.	3,102	166,422
ORIX Corp. (b)	88,600	1,398,227
Provident Financial PLC (b)	3,990	156,900
SLM Corp. (a)	9,108	94,632
Synchrony Financial	31,332	841,264
		2,657,445
Diversified Financial Services – 0.20%
FactSet Research Systems, Inc.	1,265	209,598

Diversified Telecommunication Services – 2.59%
KT Corp. (b)	6,034	175,392
KT Corp. – ADR	11,835	199,065
Nippon Telegraph & Telephone Corp. (b)	47,600	2,289,165
		2,663,622
Electric Utilities – 4.40%
Korea Electric Power Corp. (b)	62,633	2,395,957
The Kansai Electric Power Co., Inc. (b)	152,500	2,135,322
		4,531,279
Electronic Equipment, Instruments & Components – 3.90%
Badger Meter, Inc.	3,430	134,456
IPG Photonics Corp. (a)	1,729	240,400
Kyocera Corp. (b)	32,200	1,853,611
Littelfuse, Inc.	1,461	236,609
Samsung SDI Co., Ltd. (b)	9,122	1,345,701
Trimble, Inc. (a)	5,727	206,401
		4,017,178
Energy Equipment & Services – 0.10%
Newpark Resources, Inc. (a)	14,064	104,074

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Food & Staples Retailing – 1.46%
CVS Health Corp.	19,488	$1,497,263

Food Products – 0.14%
Aryzta AG (b)	4,449	140,546

Gas Utilities – 0.82%
Infraestructura Energetica Nova SAB de CV (b)	24,000	111,981
Tokyo Gas Co., Ltd. (b)	140,000	726,942
		838,923
Health Care Equipment & Supplies – 4.08%
Abaxis, Inc.	1,904	92,154
Abbott Laboratories	29,021	1,325,098
ABIOMED, Inc. (a)	2,288	314,440
Becton Dickinson & Co.	5,043	954,287
Edwards Lifesciences Corp. (a)	2,220	255,455
Inogen, Inc. (a)	3,008	266,629
Insulet Corp. (a)	3,768	158,143
Integer Holdings Corp. (a)	3,230	128,231
Masimo Corp. (a)	3,395	295,501
Merit Medical Systems, Inc. (a)	7,569	268,700
Nuvectra Corp. (a)	1,786	17,217
ResMed, Inc.	1,698	120,728
		4,196,583
Health Care Providers & Services – 0.15%
Chemed Corp.	762	155,951

Health Care Technology – 1.78%
Cerner Corp. (a)	18,082	1,181,659
Medidata Solutions, Inc. (a)	3,165	225,285
Omnicell, Inc. (a)	4,659	185,894
Vocera Communications, Inc. (a)	9,113	243,590
		1,836,428
Hotels, Restaurants & Leisure – 4.18%
Carnival Corp. (b)	2,712	173,758
Carnival PLC (b)	6,446	413,726
Compass Group PLC (b)	86,546	1,867,227
Royal Caribbean Cruises Ltd. (b)	16,812	1,852,346
		4,307,057
Household Durables – 2.11%
Berkeley Group Holdings PLC (b)	21,275	892,931
Sony Corp. (b)	33,300	1,215,917

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Household Durables – 2.11% (Continued)
Sony Corp. – ADR	1,743	$63,829
		2,172,677
Insurance – 2.96%
Prudential PLC (b)	87,729	1,968,313
Reinsurance Group of America, Inc.	8,458	1,053,106
Samsung Fire & Marine Insurance Co., Ltd. (b)	110	28,714
		3,050,133

Internet & Catalog Retail - 1.37%
Amazon.com, Inc. (a)	1,421	1,413,355

Internet Software & Services – 8.12%
Alphabet, Inc. – Class C (a)	2,659	2,565,563
Baidu, Inc. – ADR (a)	6,540	1,217,094
Facebook, Inc. (a)	13,839	2,096,055
NAVER Corp. (b)	398	300,514
NIC, Inc.	6,032	122,148
Tencent Holdings Ltd. (b)	59,700	2,051,732
		8,353,106
IT Services – 1.64%
Visa, Inc. – Class A	17,682	1,683,857

Life Sciences Tools & Services – 0.79%
Illumina, Inc. (a)	4,583	812,841

Machinery – 3.74%
Amada Holdings Co., Ltd. (b)	89,800	1,045,896
Atlas Copco AB (b)	32,668	1,208,558
KION Group AG (b)	11,188	828,945
Pentair PLC (b)	11,503	761,729
		3,845,128
Metals & Mining – 0.18%
Grupo Mexico SAB de CV (b)	69,800	189,043

Multi-Utilities – 0.65%
WEC Energy Group, Inc.	10,734	673,666

Oil, Gas & Consumable Fuels – 5.05%
BP PLC – ADR	48,119	1,739,501
Cabot Oil & Gas Corp.	21,405	474,977
ConocoPhillips	22,590	1,009,547
Exxon Mobil Corp.	903	72,692

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels – 5.05% (Continued)
Kinder Morgan, Inc.	66,084	$1,239,736
Newfield Exploration Co. (a)	9,374	304,468
Range Resources Corp.	1,599	36,873
Royal Dutch Shell PLC – Class A – ADR	1	54
Royal Dutch Shell PLC – Class B – ADR	5,654	317,811
		5,195,659
Pharmaceuticals – 3.96%
Aspen Pharmacare Holdings Ltd. (b)	3,751	84,930
Bristol-Myers Squibb Co.	2,142	115,561
Hanmi Pharm Co., Ltd. (b)	192	65,548
Kyowa Hakko Kirin Co., Ltd. (b)	6,700	114,633
Novartis AG (b)	5,196	425,216
Novartis AG – ADR	17,054	1,394,506
Shire PLC – ADR	10,841	1,872,457
		4,072,851
Professional Services – 0.16%
Mistras Group, Inc. (a)	7,937	166,042

Real Estate Management & Development – 1.01%
Vonovia SE (b)	26,327	1,035,321

Semiconductors & Semiconductor Equipment – 0.45%
Microsemi Corp. (a)	5,418	266,078
Samsung Electronics Co., Ltd. (b)	97	193,195
		459,273
Software – 3.03%
Microsoft Corp.	21,608	1,509,103
Oracle Corp.	28,814	1,307,867
PROS Holdings, Inc. (a)	8,605	257,031
Synchronoss Technologies, Inc. (a)	3,643	46,558
		3,120,559
Technology Hardware, Storage & Peripherals – 0.06%
Stratasys Ltd. (a)(b)	2,160	58,104

Textiles, Apparel & Luxury Goods – 2.74%
Carter’s, Inc.	2,085	171,304
Luxottica Group SpA (b)	18,331	1,109,088
NIKE, Inc. – Class B	19,405	1,028,271
Shenzhou International Group Holdings Ltd. (b)	75,000	513,632
		2,822,295

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Water Utilities – 0.13%
American Water Works Co., Inc.	1,749	$136,737
Total Common Stocks (Cost $80,677,674)		95,705,424

Mutual Funds – 4.34%
Federated Institutional High-Yield Bond Fund – Class Institutional	147,268	1,488,881
Nuveen Preferred Securities Fund – Class I	169,848	2,982,525
Total Mutual Funds (Cost $4,286,585)		4,471,406

Preferred Stocks – 0.91%
Automobiles – 0.47%
Hyundai Motor Co. (b)	4,824	489,544

Banks – 0.25%
Bancolombia SA (b)	2,864	126,045
Itau Unibanco Holding SA (b)	12,030	131,247
		257,292
Insurance – 0.19%
Samsung Fire & Marine Insurance Co., Ltd. (b)	1,147	193,113
Total Preferred Stocks (Cost $873,980)		939,949

Real Estate Investment Trusts – 0.16%
Iron Mountain, Inc.	4,770	166,568
Total Real Estate Investment Trusts (Cost $152,712)		166,568

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Value
Money Market Funds – 1.51%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.675% (d)	1,551,988	$1,551,988
Total Money Market Funds (Cost $1,551,988)		1,551,988
Total Investments (Cost $87,542,939) – 99.90%		102,835,335
Other Assets in Excess of Liabilities – 0.10%		100,390
Total Net Assets – 100.00%		$102,935,725

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Denotes a security that is either fully or partially restricted for sale.  The aggregate value of the restricted security at May 31, 2017 was $1,040,319 which represents 1.01% of net assets.  Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. This security may be deemed illiquid using procedures established by the Board of Trustees.

(d)	The rate shown represents the seven day yield at May 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
Corporate Bonds – 36.99%
Diversified Banks – 17.18%
Bank of America Corp.
2.316%, 01/20/2023 (a)	$2,232,000	$2,257,519
BB&T Corp.
1.600%, 08/15/2017	2,653,000	2,653,682
Citigroup, Inc.
3.400%, 05/01/2026	2,325,000	2,313,807
Fifth Third Bank
2.150%, 08/20/2018	2,251,000	2,263,254
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,984,000	2,013,060
Wachovia Corp.
5.750%, 02/01/2018	1,999,000	2,053,313
		13,554,635
Drug Retail – 1.90%
CVS Health Corp.
2.250%, 12/05/2018	1,488,000	1,498,830

Food Retail – 3.44%
The Kroger Co.
7.500%, 04/01/2031	1,984,000	2,712,348

Home Improvement Retail – 3.73%
The Home Depot, Inc.
5.875%, 12/16/2036	2,257,000	2,940,896

Homebuilding – 2.03%
NVR, Inc.
3.950%, 09/15/2022	1,527,000	1,603,773

Integrated Telecommunication Services – 3.14%
Verizon Communications, Inc.
5.250%, 03/16/2037	2,313,000	2,474,639

Investment Banking & Brokerage – 2.93%
Morgan Stanley
6.375%, 07/24/2042	1,735,000	2,309,150

Miscellaneous Intermediation – 2.64%
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025	2,054,000	2,081,741
Total Corporate Bonds (Cost $28,723,252)		29,176,012

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds – 18.39%
Vanguard Mortgage-Backed Securities ETF	274,245	$14,504,818
Total Exchange Traded Funds (Cost $14,603,063)		14,504,818

	Principal
	Amount
Municipal Bonds – 24.42%
California – 4.33%
Contra Costa Community College District
6.504%, 08/01/2034	$600,000	784,422
Metropolitan Water District of Southern California
6.538%, 07/01/2039	500,000	546,225
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,088,371
		3,419,018
Florida – 2.71%
County of Miami-Dade FL Aviation Revenue
2.604%, 10/01/2025	2,205,000	2,136,204

Louisiana – 1.02%
New Orleans Aviation Board
2.227%, 01/01/2020	800,000	803,744

Nevada – 2.75%
County of Clark, NV
6.750%, 07/01/2029	550,000	631,620
Las Vegas Valley Water District
5.650%, 03/01/2035	1,325,000	1,537,848
		2,169,468
New York – 13.46%
County of Westchester, NY
5.000%, 06/01/2024	250,000	263,483
Metropolitan Transportation Authority
3.118%, 07/01/2025	2,500,000	2,573,475
7.336%, 11/15/2039	1,825,000	2,742,938
Nassau County Interim Finance Authority
1.976%, 11/15/2019	150,000	150,522
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.932%, 11/01/2036	225,000	251,086
New York City Water & Sewer System
5.790%, 06/15/2041	1,255,000	1,383,437
New York State Urban Development Corp.
2.100%, 03/15/2022	980,000	982,617

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
New York – 13.46% (Continued)
Port Authority of New York & New Jersey
5.859%, 12/01/2024	$1,260,000	$1,518,728
State of New York Mortgage Agency
1.590%, 04/01/2018	750,000	747,833
		10,614,119
Tennessee – 0.15%
Metropolitan Government Nashville &
Davidson County Sports Authority
1.955%, 07/01/2017	115,000	115,043
Total Municipal Bonds (Cost $19,386,392)		19,257,596

U.S. Government Notes/Bonds – 17.15%
United States Treasury Inflation Indexed Bonds
1.125%, 01/15/2021	8,592,872	9,013,115
United States Treasury Note/Bond
1.250%, 04/30/2019	3,904,000	3,902,095
2.500%, 02/15/2045	653,000	607,468
Total U.S. Government Notes/Bonds (Cost $13,491,247)		13,522,678

U.S. Treasury Bill – 2.39%
United States Treasury Bill
0.838%, 06/29/2017 (b)	1,890,000	1,888,762
Total U.S. Treasury Bills (Cost $1,888,747)		1,888,762

	Shares
Money Market Funds – 2.40%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.675% (c)	1,890,388	1,890,388
Total Money Market Funds (Cost $1,890,388)		1,890,388
Total Investments (Cost $79,983,089) – 101.74%		80,240,254
Liabilities in Excess of Other Assets – (1.74)%		(1,372,052)
Total Net Assets – 100.00%		$78,868,202

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2017.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	The rate shown represents the seven day yield at May 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.20%
Alaska – 2.76%
Alaska Housing Finance Corp.
4.000%, 06/01/2018	$450,000	$463,883
5.000%, 12/01/2020	550,000	618,392
5.250%, 12/01/2021	1,155,000	1,179,509
		2,261,784
Arizona – 2.44%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/2017	500,000	501,525
5.000%, 07/01/2030	325,000	389,233
5.000%, 07/01/2031	200,000	208,884
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2017	200,000	200,598
City of Phoenix, AZ
5.000%, 07/01/2019	160,000	160,453
5.000%, 07/01/2019	40,000	40,120
The Industrial Development Authority of the County of Pima
5.625%, 07/01/2038	500,000	501,725
		2,002,538
California – 0.88%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	724,788

Connecticut – 0.49%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	400,000	400,116

District of Columbia – 0.15%
District of Columbia
5.250%, 07/15/2045	120,000	125,647

Florida – 3.03%
County of Miami-Dade, FL Aviation Revenue
5.500%, 10/01/2019	500,000	550,420
County of Miami-Dade, FL Water & Sewer System Revenue
3.000%, 10/01/2017	250,000	251,755
Florida Housing Finance Corp.
3.200%, 07/01/2030	995,000	1,022,939
Florida Water Pollution Control Financing Corp.
5.000%, 07/15/2018	420,000	439,232
Hillsborough County School Board
5.000%, 07/01/2024	120,000	120,364

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
Florida – 3.03% (Continued)
State of Florida Lottery Revenue
5.000%, 07/01/2025	$100,000	$101,307
		2,486,017
Georgia – 1.22%
Atlanta Development Authority
5.000%, 07/01/2032	1,000,000	1,002,960

Hawaii – 0.26%
County of Hawaii, HI
5.000%, 07/15/2023	200,000	209,090

Indiana – 0.15%
South Madison Middle School Building Corp.
4.750%, 07/15/2026	125,000	125,535

Iowa – 1.83%
Iowa Finance Authority
5.000%, 08/01/2017	350,000	352,303
5.000%, 08/01/2026	1,000,000	1,148,750
		1,501,053
Maryland – 1.58%
Maryland Community Development Administration
1.400%, 07/01/2019	1,290,000	1,296,605

Massachusetts – 0.12%
Town of Tewksbury, MA
4.000%, 01/15/2026	100,000	101,928

Minnesota – 1.42%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,000,000	1,167,790

Nebraska – 1.25%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	1,000,000	1,028,070

Nevada – 9.92%
Clark County School District
5.000%, 06/15/2028	750,000	899,565
County of Clark Department of Aviation
5.000%, 07/01/2029	1,760,000	2,048,534

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
Nevada – 9.92% (Continued)
County of Clark, NV
5.000%, 06/01/2027	$1,000,000	$1,041,080
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,165,010
5.000%, 06/01/2030	700,000	846,370
5.000%, 06/01/2030	750,000	869,460
State of Nevada
5.000%, 12/01/2026	1,250,000	1,275,375
		8,145,394
New Hampshire – 0.66%
New Hampshire Health and Education Facilities Authority Act
5.000%, 04/01/2029	500,000	543,495

New Jersey – 4.03%
Garden State Preservation Trust
5.125%, 11/01/2017	500,000	508,260
New Jersey Economic Development Authority
5.000%, 12/15/2017	250,000	255,410
New Jersey Educational Facilities Authority
5.000%, 07/01/2018	1,000,000	1,044,750
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/2017	1,500,000	1,501,725
		3,310,145
New York – 29.86%
Briarcliff Manor Union Free School District
2.500%, 06/15/2017	110,000	110,054
City of New York, NY
3.000%, 08/01/2018	100,000	102,431
5.000%, 10/01/2020	70,000	70,946
6.000%, 10/15/2023	305,000	325,947
6.000%, 10/15/2023	185,000	197,706
5.125%, 12/01/2026	150,000	153,091
Housing Development Corp.
0.950%, 11/01/2017	200,000	200,132
Metropolitan Transportation Authority
5.000%, 11/15/2024	1,000,000	1,018,230
5.000%, 11/15/2029	1,000,000	1,166,930
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,781,265
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 11/01/2025	750,000	936,428
5.000%, 02/01/2029	1,000,000	1,156,310

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
New York – 29.86% (Continued)
New York City Water & Sewer System
5.000%, 06/15/2019	$1,000,000	$1,022,020
5.000%, 06/15/2026	1,400,000	1,603,224
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,035,010
New York State Environmental Facilities Corp.
5.000%, 06/15/2018	315,000	328,416
5.000%, 06/15/2021	1,000,000	1,042,800
New York State Urban Development Corp.
5.000%, 03/15/2019	500,000	536,345
5.000%, 12/15/2023	190,000	194,193
5.000%, 12/15/2023	85,000	86,899
5.000%, 03/15/2029	2,500,000	2,943,075
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,020,550
5.000%, 05/01/2027	1,000,000	1,214,270
5.000%, 09/01/2028	500,000	605,480
5.000%, 12/01/2028	100,000	119,447
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	1,010,000	1,240,462
5.000%, 10/15/2027	1,000,000	1,221,210
Somers Central School District
4.000%, 09/15/2017	1,140,000	1,150,214
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	250,000	250,000
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2024	800,000	847,320
5.000%, 11/15/2030	675,000	826,085
		24,506,490
North Carolina – 0.83%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	680,983

Ohio – 8.18%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2020	75,000	82,317
5.000%, 01/01/2026	500,000	578,005
5.000%, 01/01/2028	1,000,000	1,149,790
5.250%, 01/01/2029	1,450,000	1,487,860
Ohio Water Development Authority
5.000%, 12/01/2030	1,900,000	2,338,729
Ohio Water Development Authority Water Pollution Control Loan Fund
5.250%, 12/01/2019	350,000	386,932

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
Ohio – 8.18% (Continued)
State of Ohio
4.000%, 01/01/2019	$250,000	$261,990
5.000%, 01/01/2024	400,000	425,544
		6,711,167
Oregon – 0.13%
City of Portland, OR Sewer System Revenue
4.250%, 06/15/2019	100,000	103,503

Pennsylvania – 5.98%
Allegheny County Hospital Development Authority
5.000%, 05/15/2018	100,000	103,808
5.000%, 06/15/2018	315,000	328,016
5.000%, 09/01/2018	1,050,000	1,101,965
5.000%, 10/15/2018	250,000	263,587
City of Philadelphia, PA Water & Wastewater Revenue
5.250%, 01/01/2036	100,000	106,759
Commonwealth of Pennsylvania
5.000%, 11/01/2020	450,000	457,578
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	145,000	145,318
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	500,000	491,515
Pennsylvania Turnpike Commission
5.500%, 06/01/2033	1,000,000	1,046,000
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	675,000	743,897
Upper St. Clair Township School District
4.000%, 07/15/2017	115,000	115,271
		4,903,714
Tennessee – 4.26%
Tennessee Housing Development Agency
0.900%, 07/01/2017	680,000	680,061
1.350%, 07/01/2020	1,600,000	1,601,408
Tennessee State School Bond Authority
5.000%, 05/01/2018	150,000	153,606
5.000%, 11/01/2018	1,000,000	1,057,560
		3,492,635
Texas – 10.56%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,007,380
City of Dallas, TX Waterworks & Sewer System Revenue
4.000%, 10/01/2018	200,000	208,182

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
Texas – 10.56% (Continued)
City of Garland, TX
5.000%, 02/15/2028	$400,000	$428,232
Dallas Area Rapid Transit
5.000%, 12/01/2033	150,000	159,190
5.250%, 12/01/2048	150,000	159,744
La Joya Independent School District
5.000%, 02/15/2028	550,000	682,171
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,174,765
North East Independent School District
5.000%, 08/01/2018	250,000	251,645
State of Texas
5.000%, 10/01/2018	1,000,000	1,054,170
Tarrant Regional Water District
5.000%, 03/01/2029	1,000,000	1,191,160
Texas State University System
5.000%, 03/15/2021	100,000	110,494
Tomball Independent School District
1.100%, 02/15/2043 (a)	2,250,000	2,240,235
		8,667,368
Virginia – 2.11%
Virginia College Building Authority
5.000%, 02/01/2019	1,225,000	1,258,320
Virginia Commonwealth Transportation Board
5.000%, 05/15/2019	300,000	323,715
Virginia Housing Development Authority
1.600%, 07/01/2017	150,000	150,075
		1,732,110
Washington – 1.27%
City of Monroe, WA Water & Sewer Revenue
4.750%, 12/01/2031	100,000	113,912
County of King, WA Sewer Revenue
5.000%, 01/01/2023	500,000	501,515
State of Washington
5.000%, 02/01/2018	315,000	323,650
5.000%, 01/01/2023	100,000	102,375
		1,041,452
Wisconsin – 2.83%
City of Madison, WI Water Utility Revenue
4.000%, 01/01/2026	800,000	839,296
State of Wisconsin
4.000%, 05/01/2020	100,000	105,745

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
Wisconsin – 2.83% (Continued)
Wisconsin Department of Transportation
4.000%, 07/01/2018	$175,000	$180,889
5.000%, 07/01/2028	1,000,000	1,198,370
		2,324,300
Total Municipal Bonds (Cost $80,125,618)		80,596,677

	Shares
Money Market Funds – 2.48%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.675% (a)	2,033,222	2,033,222
Total Money Market Funds (Cost $2,033,222)		2,033,222
Total Investments (Cost $82,158,840) – 100.68%		82,629,899
Liabilities in Excess of Other Assets – (0.68)%		(557,275)
Total Net Assets – 100.00%		$82,072,624

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the seven day yield at May 31, 2017.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 96.82%
New York – 89.26%
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	$200,000	$203,736
City of New York, NY
5.000%, 08/01/2018	725,000	759,256
6.000%, 10/15/2023	465,000	496,936
6.000%, 10/15/2023	275,000	293,887
County of Onondaga, NY
4.000%, 02/15/2018	50,000	51,105
County of Westchester, NY
4.000%, 11/15/2018	1,000,000	1,045,270
4.000%, 07/01/2022	5,000	5,555
Erie County Fiscal Stability Authority
5.000%, 07/01/2017	200,000	200,612
5.000%, 05/15/2023	310,000	345,793
Freeport Union Free School District
5.000%, 12/01/2019	220,000	241,921
Metropolitan Transportation Authority
5.000%, 11/15/2025	500,000	596,940
5.000%, 11/15/2026	1,000,000	1,181,170
5.000%, 11/15/2030 (a)	460,000	500,701
5.000%, 11/15/2034 (a)	650,000	711,288
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2024	575,000	576,765
5.000%, 07/15/2030	1,120,000	1,335,264
New York City Transitional Finance Authority
Future Tax Secured Revenue
4.000%, 08/01/2017	200,000	201,010
3.000%, 11/01/2018	295,000	303,800
New York City Trust for Cultural Resources
5.000%, 04/01/2026	750,000	791,235
5.000%, 07/01/2031	620,000	737,137
New York City Water & Sewer System
5.000%, 06/15/2021	200,000	208,412
5.000%, 06/15/2026	1,000,000	1,145,160
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,003,030
New York Power Authority
5.000%, 11/15/2017	225,000	229,203
5.000%, 11/15/2022	150,000	178,732
New York State Bridge Authority
4.000%, 01/01/2019	100,000	104,812

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
New York – 89.26% (Continued)
New York State Dormitory Authority
4.000%, 07/01/2017	$275,000	$275,677
6.000%, 07/01/2017	405,000	406,539
4.000%, 02/15/2019	205,000	215,804
5.000%, 03/15/2019	700,000	750,883
5.000%, 07/01/2023	875,000	1,022,070
5.000%, 03/15/2026	125,000	129,091
4.750%, 12/15/2028	100,000	105,954
5.000%, 07/01/2029	500,000	572,285
5.250%, 07/01/2048	625,000	654,287
New York State Environmental Facilities Corp.
5.000%, 05/15/2018	250,000	259,857
New York State Housing Finance Agency
1.800%, 11/01/2020	100,000	101,811
2.900%, 11/01/2025	190,000	196,808
2.350%, 05/01/2027	500,000	490,430
3.050%, 11/01/2027	1,000,000	1,019,660
New York State Thruway Authority
5.000%, 03/15/2018	300,000	309,747
5.000%, 01/01/2032	1,500,000	1,742,610
New York State Urban Development Corp.
5.000%, 12/15/2022	260,000	265,808
5.000%, 12/15/2022	590,000	603,021
5.000%, 03/15/2029	750,000	882,923
Port Authority of New York & New Jersey
5.000%, 10/15/2019	125,000	136,760
5.000%, 11/15/2026	200,000	203,574
5.000%, 09/01/2028	750,000	908,220
Riverhead Central School District
2.000%, 10/15/2018	750,000	761,438
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	500,000	614,090
State of New York
4.000%, 03/01/2018	250,000	255,972
5.000%, 12/15/2030	1,000,000	1,158,830
Town of Huntington, NY
4.000%, 11/15/2017	200,000	202,860
Town of Southampton, NY
3.000%, 03/15/2018	975,000	991,673
Triborough Bridge & Tunnel Authority
4.000%, 11/15/2017	300,000	304,167
5.000%, 11/15/2024	755,000	896,563
5.000%, 11/15/2029	250,000	308,192

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Principal
	Amount	Value
New York – 89.26% (Continued)
Utility Debt Securitization Authority
5.000%, 12/15/2028	$750,000	$924,938
		31,121,272
Ohio – 2.18%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2025	475,000	551,162
State of Ohio
5.000%, 01/01/2022	185,000	209,438
		760,600
Pennsylvania – 1.09%
Pennsylvania Turnpike Commission
5.000%, 12/01/2030	325,000	380,627

Tennessee – 1.15%
Tennessee Housing Development Agency
1.350%, 07/01/2020	400,000	400,352

Texas – 3.14%
Tomball Independent School District
1.100%, 02/15/2043 (a)	1,100,000	1,095,226
Total Municipal Bonds (Cost $33,653,217)		33,758,077

	Shares
Money Market Funds – 2.18%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.675% (b)	758,624	758,624
Total Money Market Funds (Cost $758,624)		758,624
Total Investments (Cost $34,411,841) – 99.00%		34,516,701
Other Assets in Excess of Liabilities – 1.00%		348,712
Total Net Assets – 100.00%		$34,865,413

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2017.
(b)	The rate shown represents the seven day yield at May 31, 2017.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Rockefeller Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $87,542,939, $79,983,089, $82,158,840 and $34,411,841, respectively)
Dividends and interest receivable
Receivable from custodian
Receivable for fund shares sold
Receivable for investment securities sold
Other assets
Total Assets

Liabilities
Payable for investments purchased
Payable to custodian
Payable to Adviser
Payable to affiliates
Accrued expenses and other liabilities
Total Liabilities

Net Assets
Net Assets Consist Of:
Paid-in capital
Accumulated net investment income
Accumulated net loss on investments
Net unrealized appreciation (depreciation) on:
Investments
Foreign currency
Net Assets

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, $0.001 par value)

 Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

May 31, 2017 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$102,835,335	$80,240,254	$82,629,899	$34,516,701
316,492	593,541	1,113,787	357,633
541,552	—	—	—
20,000	—	—	16,000
226,303	—	—	423,691
11,647	7,569	10,115	7,943
103,951,329	80,841,364	83,753,801	35,321,968

292,292	1,888,747	1,600,000	400,000
573,134	—	—	—
85,642	24,416	24,110	10,834
37,930	27,888	28,421	17,111
26,606	32,111	28,646	28,610
1,015,604	1,973,162	1,681,177	456,555

$102,935,725	$78,868,202	$82,072,624	$34,865,413

$88,635,367	$78,525,372	$81,480,740	$34,721,942
340,225	321,829	122,838	47,074
(1,332,080)	(236,164)	(2,013)	(8,463)

15,292,396	257,165	471,059	104,860
(183)	—	—	—
$102,935,725	$78,868,202	$82,072,624	$34,865,413

8,939,779	7,814,143	8,117,907	3,467,225

$11.51	$10.09	$10.11	$10.06

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Operations

Investment Income
Dividend income
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Custody fees
Audit and tax fees
Transfer agent fees & expenses
Pricing fees
Legal fees
Chief Compliance Officer fees
Trustees’ fees
Federal & state registration fees
Reports to shareholders
Other expenses
Total expenses before recoupment or waivers
Expense recoupment by Adviser (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency

Net Realized and Unrealized Gain on Investments
Net Increase in Net Assets from Operations

(1)	Net of $98,972 of foreign withholding taxes and fees.

The accompanying notes are an integral part of these financial statements.

For the Period Ended May 31, 2017 (Unaudited)

Rockefeller			Rockefeller	Rockefeller
Equity		Rockefeller	Intermediate	Intermediate
Allocation		Core Taxable	Tax Exempt	Tax Exempt
Fund		Bond Fund	National Bond Fund	New York Bond Fund

$1,196,959	(1)	$185,650	$—	$—
5,364		896,269	613,992	273,077
1,202,323		1,081,919	613,992	273,077

410,291		138,173	137,963	60,994
76,321		64,792	64,787	31,196
19,714		2,382	2,184	1,650
14,826		15,074	15,470	16,425
9,920		10,149	9,885	8,702
9,861		3,092	11,052	6,699
5,618		5,826	5,696	4,671
4,693		4,694	4,693	4,693
3,009		3,009	3,009	3,009
2,697		3,474	5,296	1,200
1,346		1,083	1,099	750
3,934		3,734	3,737	3,188
562,230		255,482	264,871	143,177
41,139		—	—	4,950
603,369		255,482	264,871	148,127

598,954		826,437	349,121	124,950

931,048		(228,090)	(1,940)	(8,449)

12,033,069		934,887	1,759,931	838,312
7,688		—	—	—

12,971,805		706,797	1,757,991	829,863
$13,570,759		$1,533,234	$2,107,112	$954,813

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
From Operations
Net investment income	$598,954	$721,569
Net realized gain (loss) from investments	931,048	(1,524,953)
Net change in unrealized appreciation on
investments and foreign currency translation	12,040,757	3,230,583
Net increase in net assets from operations	13,570,759	2,427,199

From Distributions
Net investment income	(328,310)	(683,104)
Net decrease in net assets resulting
from distributions paid	(328,310)	(683,104)

From Capital Share Transactions
Proceeds from shares sold	6,252,555	30,967,181
Net asset value of shares issued
to distributions declared	104,234	238,875
Costs of shares redeemed	(7,275,658)	(9,052,884)
Net increase (decrease) in net assets from
capital share transactions	(918,869)	22,153,172

Total Increase in Net Assets	12,323,580	23,897,267

Net Assets
Beginning of period	90,612,145	66,714,878
End of period	$102,935,725	$90,612,145

Accumulated Net Investment Income	$340,225	$69,581

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
From Operations
Net investment income	$826,437	$1,513,075
Net realized gain (loss) from investments	(228,090)	670,924
Net change in unrealized appreciation (depreciation)
on investments	934,887	(367,815)
Net increase in net assets from operations	1,533,234	1,816,184

From Distributions
Net investment income	(767,013)	(1,484,054)
Net realized gains	(676,565)	(1,310,830)
Net decrease in net assets resulting
from distributions paid	(1,443,578)	(2,794,884)

From Capital Share Transactions
Proceeds from shares sold	9,459,978	9,870,024
Net asset value of shares issued
to distributions declared	1,130,342	2,259,737
Costs of shares redeemed	(11,253,256)	(11,616,063)
Net increase (decrease) in net assets from
capital share transactions	(662,936)	513,698

Total Decrease in Net Assets	(573,280)	(465,002)

Net Assets
Beginning of period	79,441,482	79,906,484
End of period	$78,868,202	$79,441,482

Accumulated Net Investment Income	$321,829	$262,405

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
From Operations
Net investment income	$349,121	$598,451
Net realized gain (loss) from investments	(1,940)	522,892
Net change in unrealized appreciation (depreciation)
on investments	1,759,931	(1,730,920)
Net increase (decrease) in net assets from operations	2,107,112	(609,577)

From Distributions
Net investment income	(348,352)	(561,714)
Net realized gains	(522,902)	(76,684)
Net decrease in net assets resulting
from distributions paid	(871,254)	(638,398)

From Capital Share Transactions
Proceeds from shares sold	4,974,710	8,874,781
Net asset value of shares issued
to distributions declared	541,099	242,799
Costs of shares redeemed	(2,341,812)	(4,724,535)
Net increase in net assets from
capital share transactions	3,173,997	4,393,045

Total Increase in Net Assets	4,409,855	3,145,070

Net Assets
Beginning of period	77,662,769	74,517,699
End of period	$82,072,624	$77,662,769

Accumulated Net Investment Income	$122,838	$122,069

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
From Operations
Net investment income	$124,950	$213,278
Net realized gain (loss) from investments	(8,449)	423,407
Net change in unrealized appreciation (depreciation)
on investments	838,312	(1,037,293)
Net increase/decrease in net assets from operations	954,813	(400,608)

From Distributions
Net investment income	(120,523)	(210,846)
Net realized gains	(423,412)	(97,297)
Net decrease in net assets resulting
from distributions paid	(543,935)	(308,143)

From Capital Share Transactions
Proceeds from shares sold	708,650	7,175,046
Net asset value of shares issued
to distributions declared	333,273	115,695
Costs of shares redeemed	(4,328,979)	(10,916,688)
Net decrease in net assets from
capital share transactions	(3,287,056)	(3,625,947)

Total Decrease in Net Assets	(2,876,178)	(4,334,698)

Net Assets
Beginning of period	37,741,591	42,076,289
End of period	$34,865,413	$37,741,591

Accumulated Net Investment Income	$47,074	$42,647

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period / Year

			Period from
			February 4,
	Six Months	Year	2015(1) to
	Ended	Ended	Ended
	May 31, 2017	November 30,	November 30,
	(Unaudited)	2016	2015
Net Asset Value, Beginning of Period	$10.05	$9.94	$10.00

Income from investment operations:
Net investment income(2)	0.10	0.09	0.05
Net realized and unrealized
gain (loss) on investments	1.40	0.10	(0.08)
Total from investment operations	1.50	0.19	(0.03)

Less distributions paid:
From net investment income	(0.04)	(0.08)	(0.03)
Total distributions paid	(0.04)	(0.08)	(0.03)
Net Asset Value, End of Period	$11.51	$10.05	$9.94

Total Return(3)	14.96%	2.05%	(0.28)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$102,936	$90,612	$66,715
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	1.17%	1.24%	1.38%
After waiver, expense recoupment(4)	1.25%	1.25%	1.25%
Ratio of net investment income
to average net assets:
Before waiver, expense recoupment(4)	2.01%	0.97%	0.53%
After waiver, expense recoupment(4)	1.93%	0.96%	0.66%
Portfolio turnover rate(3)	20.76%	58.83%	56.96%

(1)	The Equity Allocation Fund commenced operations on February 4, 2015.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period / Year

				Period From
	Six Months	Year	Year	December 26,
	Ended	Ended	Ended	2013(1) to
	May 31, 2017	November 30,	November 30,	November 30,
	(Unaudited)	2016	2015	2014
Net Asset Value,
Beginning of Period	$10.08	$10.21	$10.30	$10.00

Income from
investment operations:
Net investment income(2)	0.10	0.19	0.13	0.11
Net realized and unrealized
gain (loss) on investments	0.09	0.04	(0.03)	0.27
Total from investment operations	0.19	0.23	0.10	0.38

Less distributions paid:
From net investment income	(0.10)	(0.19)	(0.12)	(0.08)
From net realized
gain on investments	(0.08)	(0.17)	(0.07)	—
Total distributions paid	(0.18)	(0.36)	(0.19)	(0.08)
Net Asset Value, End of Period	$10.09	$10.08	$10.21	$10.30

Total Return(3)	1.95%	2.32%	0.96%	3.87%

Supplemental Data and Ratios:
Net assets at end
of period (000’s)	$78,868	$79,441	$79,906	$74,684
Ratio of expenses to
average net assets:
Before waiver,
expense recoupment(4)	0.65%	0.66%	0.72%	0.95%
After waiver,
expense recoupment(4)	0.65%	0.66%	0.80%	0.85%
Ratio of net investment income
to average net assets:
Before waiver,
expense recoupment(4)	2.09%	1.89%	1.32%	1.11%
After waiver,
expense recoupment(4)	2.09%	1.89%	1.24%	1.21%
Portfolio turnover rate(3)	28.87%	49.78%	87.73%	124.55%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period / Year

				Period From
	Six Months	Year	Year	December 26,
	Ended	Ended	Ended	2013(1) to
	May 31, 2017	November 30,	November 30,	November 30,
	(Unaudited)	2016	2015	2014
Net Asset Value,
Beginning of Period	$9.96	$10.11	$10.25	$10.00

Income from
investment operations:
Net investment income(2)	0.04	0.08	0.04	0.06
Net realized and unrealized
gain (loss) on investments	0.22	(0.15)	0.05	0.24
Total from investment operations	0.26	(0.07)	0.09	0.30

Less distributions paid:
From net investment income	(0.04)	(0.07)	(0.04)	(0.05)
From net realized
gain on investments	(0.07)	(0.01)	(0.19)	—
Total distributions paid	(0.11)	(0.08)	(0.23)	(0.05)
Net Asset Value, End of Period	$10.11	$9.96	$10.11	$10.25

Total Return(3)	2.69%	(0.74)%	0.99%	2.97%

Supplemental Data and Ratios:
Net assets at end
of period (000’s)	$82,073	$77,663	$74,518	$65,753
Ratio of expenses to
average net assets:
Before waiver,
expense recoupment(4)	0.67%	0.68%	0.75%	0.99%
After waiver,
expense recoupment(4)	0.67%	0.69%	0.85%	0.85%
Ratio of net investment income
to average net assets:
Before waiver,
expense recoupment(4)	0.89%	0.77%	0.55%	0.43%
After waiver,
expense recoupment(4)	0.89%	0.76%	0.45%	0.57%
Portfolio turnover rate(3)	14.59%	38.93%	42.61%	235.85%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period / Year

				Period From
	Six Months	Year	Year	December 26,
	Ended	Ended	Ended	2013(1) to
	May 31, 2017	November 30,	November 30,	November 30,
	(Unaudited)	2016	2015	2014
Net Asset Value,
Beginning of Period	$9.94	$10.13	$10.20	$10.00

Income from
investment operations:
Net investment income(2)	0.03	0.05	0.04	0.05
Net realized and unrealized
gain (loss) on investments	0.24	(0.17)	0.07	0.19
Total from investment operations	0.27	(0.12)	0.11	0.24

Less distributions paid:
From net investment income	(0.03)	(0.05)	(0.04)	(0.04)
From net realized
gain on investments	(0.12)	(0.02)	(0.14)	—
Total distributions paid	(0.15)	(0.07)	(0.18)	(0.04)
Net Asset Value, End of Period	$10.06	$9.94	$10.13	$10.20

Total Return(3)	2.76%	(1.10)%	1.06%	2.44%

Supplemental Data and Ratios:
Net assets at end
of period (000’s)	$34,865	$37,742	$42,076	$38,768
Ratio of expenses to
average net assets:
Before waiver,
expense recoupment(4)	0.82%	0.77%	0.83%	1.09%
After waiver,
expense recoupment(4)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income
to average net assets:
Before waiver,
expense recoupment(4)	0.75%	0.62%	0.42%	0.32%
After waiver,
expense recoupment(4)	0.72%	0.54%	0.40%	0.56%
Portfolio turnover rate(3)	14.26%	59.79%	50.66%	215.11%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds
Notes to Financial Statements
May 31, 2017 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market.  “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees.  Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2017:

Rockefeller Equity Allocation Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$52,438,413	$43,267,011	$—	$95,705,424
Mutual Funds	4,471,406	—	—	4,471,406
Preferred Stock	450,405	489,544	—	939,949
Real Estate Investment Trusts	166,568	—	—	166,568
Total Equity Securities	57,526,792	43,756,555	—	101,283,347
Money Market Fund	1,551,988	—	—	1,551,988
Total Investments in Securities	$59,078,780	$43,756,555	$—	$102,835,335

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Rockefeller Core Taxable Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$—	$29,176,012	$—	$29,176,012
Municipal Bonds	—	19,257,596	—	19,257,596
U.S. Treasury Bill	—	1,888,762	—	1,888,762
U.S. Government Note/Bond	—	13,522,678	—	13,522,678
Total Fixed Income Securities	—	63,845,048	—	63,845,048
Exchange-Traded Funds	14,504,818	—	—	14,504,818
Money Market Fund	1,890,388	—	—	1,890,388
Total Investments in Securities	$16,395,206	$63,845,048	$—	$80,240,254

Rockefeller Intermediate Tax Exempt National Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$80,596,677	$—	$80,596,677
Total Fixed Income Securities	—	80,596,677	—	80,596,677
Money Market Funds	2,033,222	—	—	2,033,222
Total Investments in Securities	$2,033,222	$80,596,677	$—	$82,629,899

Rockefeller Intermediate Tax Exempt New York Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$33,758,077	$—	$33,758,077
Total Fixed Income Securities	—	33,758,077	—	33,758,077
Money Market Funds	758,624	—	—	758,624
Total Investments in Securities	$758,624	$33,758,077	$—	$34,516,701

Transfers between Levels are recognized as of the end of the financial reporting period.

			Rockefeller	Rockefeller
	Rockefeller	Rockefeller	Intermediate	Intermediate
	Equity	Core	Tax Exempt	Tax Exempt
	Allocation	Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Transfers into Level 1	$193,113	$—	$—	$—
Transfers out of Level 1	—	—	—	—
Net transfers in
and/or out of Level 1	$193,113	$—	$—	$—
Transfers into Level 2	$—	$—	$—	$—
Transfers out of Level 2	(193,113)	—	—	—
Net transfers in
and/or out of Level 2	$(193,113)	$—	$—	$—

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Transfers into Level 1 and out of Level 2 resulted from foreign securities which were previously priced using a systemic fair valuation model (Level 2 securities) and then priced at May 31, 2017 using the last sale price (Level 1 securities).

The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2017.

The Funds held no Level 3 securities during the period ended May 31, 2017.

(b) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c) Distributions to Shareholders

The Funds will distribute net investment income at least quarterly, and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

(f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known.  The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended November 30, 2016 was as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Ordinary Income	$683,104	$2,407,492	$30,393	$85,550
Tax-Exempt Income	$—	$—	$558,907	$210,331
Long-Term Capital Gain	$—	$387,392	$49,098	$12,262

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

As of November 30, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Cost basis of investments for
federal income tax purposes	$87,741,406	$79,620,269	$78,099,595	$38,153,111
Gross tax unrealized appreciation	7,570,587	316,105	64,187	29,960
Gross tax unrealized depreciation	(4,486,270)	(1,001,876)	(1,353,059)	(763,412)
Net tax unrealized
appreciation (depreciation)	$3,084,317	$(685,771)	$(1,288,872)	$(733,452)
Undistributed ordinary income	131,224	427,299	156,887	148,778
Undistributed tax-exempt
ordinary income	—	—	122,069	42,647
Undistributed long-term gains	—	511,646	365,942	274,620
Total distributable earnings	$131,224	$938,945	$644,898	$466,045
Total other accumulated loss	(2,157,632)	—	—	—
Total accumulated gains (losses)	$1,057,909	$253,174	$(643,974)	$(267,407)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Company adjustments.

At November 30, 2016, the Rockefeller Equity Allocation Fund had capital losses of $2,149,761 remaining, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Rockefeller Equity Allocation Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2016.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2016, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Accumulated Undistributed Net
Investment Income/ (Loss)	$(54,825)	$—	$1,201	$(1)
Accumulated Net Realized
Gain/ (Loss)	$54,825	$—	$(1,202)	$—
Paid-In Capital	$—	$—	$1	$1

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2016.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2016.  At November 30, 2016, the tax years 2014, 2015, and 2016 remain open to examination for the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund in the Funds’ major tax jurisdictions.  The tax years 2015 and 2016 remain open to examination for the Rockefeller Equity Allocation Fund in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.85%, 0.35%, 0.35% and 0.35% of the average daily net assets of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap
	Institutional Class	Expiration Date
Rockefeller Equity Allocation Fund	1.25%	March 30, 2018
Rockefeller Core Taxable Bond Fund	0.85%	March 30, 2018
Rockefeller Intermediate Tax Exempt
National Bond Fund	0.85%	March 30, 2018
Rockefeller Intermediate Tax Exempt
New York Bond Fund	0.85%	March 30, 2018

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  During the six months ended May 31, 2017, the Funds recouped previously waived expenses of:

		Rockefeller	Rockefeller
Rockefeller		Intermediate	Intermediate
Equity	Rockefeller	Tax Exempt	Tax Exempt
Allocation	Core Taxable	National	New York
Fund	Bond Fund	Bond Fund	Bond Fund
$41,139	$—	$—	$4,950

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

			Rockefeller	Rockefeller
	Rockefeller	Rockefeller	Intermediate	Intermediate
	Equity	Core	Tax Exempt	Tax Exempt
	Allocation	Taxable	National	New York
	Fund	Bond	Bond Fund	Bond Fund
November 30, 2017	$ N/A	N/A	N/A	$38,436
November 30, 2018	2,790	N/A	N/A	N/A

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2017, and owed as of May 31, 2017, are as follows:

Administration and Accounting	Incurred	Owed
Rockefeller Equity Allocation Fund	$76,321	$22,492
Rockefeller Core Taxable Bond Fund	$64,792	$22,823
Rockefeller Intermediate Tax Exempt National Bond Fund	$64,787	$21,683
Rockefeller Intermediate Tax Exempt New York Bond Fund	$31,196	$11,770

Pricing	Incurred	Owed
Rockefeller Equity Allocation Fund	$9,861	$2,143
Rockefeller Core Taxable Bond Fund	$3,092	$908
Rockefeller Intermediate Tax Exempt National Bond Fund	$11,052	$2,344
Rockefeller Intermediate Tax Exempt New York Bond Fund	$6,699	$1,341

Transfer Agency	Incurred	Owed
Rockefeller Equity Allocation Fund	$9,920	$1,387
Rockefeller Core Taxable Bond Fund	$10,149	$1,460
Rockefeller Intermediate Tax Exempt National Bond Fund	$9,885	$1,670
Rockefeller Intermediate Tax Exempt New York Bond Fund	$8,702	$1,757

Custody	Incurred	Owed
Rockefeller Equity Allocation Fund	$19,714	$9,905
Rockefeller Core Taxable Bond Fund	$2,382	$684
Rockefeller Intermediate Tax Exempt National Bond Fund	$2,184	$708
Rockefeller Intermediate Tax Exempt New York Bond Fund	$1,650	$227

The Funds each have a line of credit with US Bank (see Note 8).

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended May 31, 2017, and owed as of May 31, 2017 are as follows:

CCO	Incurred	Owed
Rockefeller Equity Allocation Fund	$4,693	$2,003
Rockefeller Core Taxable Bond Fund	$4,694	$2,013
Rockefeller Intermediate Tax Exempt National Bond Fund	$4,693	$2,016
Rockefeller Intermediate Tax Exempt New York Bond Fund	$4,693	$2,016

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Rockefeller Equity Allocation Fund
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Shares Sold	573,657	3,200,034
Shares Reinvested	10,107	24,955
Shares Redeemed	(659,001)	(924,805)
Net Increase/(Decrease)	(75,237)	2,300,184

Rockefeller Core Taxable Bond Fund
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Shares Sold	950,059	963,707
Shares Reinvested	114,225	225,450
Shares Redeemed	(1,128,096)	(1,138,096)
Net Increase/(Decrease)	(63,812)	51,061

Rockefeller Intermediate Tax Exempt National Bond Fund
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Shares Sold	497,204	870,327
Shares Reinvested	54,629	23,848
Shares Redeemed	(234,729)	(462,263)
Net Increase	317,104	431,912

Rockefeller Intermediate Tax Exempt New York Bond Fund
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Shares Sold	71,340	703,780
Shares Reinvested	33,876	11,419
Shares Redeemed	(435,213)	(1,073,000)
Net Decrease	(329,997)	(357,801)

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2017, are listed below.

			U.S.	U.S.
			Government	Government
			Securities	Securities
	Purchases	Sales	Purchases	Sales
Rockefeller Equity
Allocation Fund	$20,288,684	$19,509,359	$—	$—

Rockefeller Core
Taxable Bond Fund	$16,473,222	$18,887,805	$5,298,910	$5,167,607

Rockefeller Intermediate Tax
Exempt National Bond Fund	$13,975,129	$11,285,171	$—	$—

Rockefeller Intermediate Tax
Exempt New York Bond Fund	$4,880,217	$9,223,343	$—	$—

(8)	Line of Credit

At May 31, 2017, the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund each had lines of credit in the amount of $10,000,000, $8,000,000, $8,500,000, and $4,000,000, respectively, which all mature August 11, 2017.  These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest is accrued at 3.50% from December 1, 2016 through December 14, 2016, 3.75% from December 15, 2016 through March 15, 2017 and 4.00% thereafter.  The Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate New York Bond Fund did not utilize their lines of credit during the six months ended May 31, 2017.

(9)	Subsequent Event

On June 26, 2017, the Funds declared and paid distributions from ordinary income to shareholders of record as of June 26, 2017, as follows:

	Ordinary	Short-Term	Long-Term
	Income	Realized Gains	Realized Gains
Rockefeller Equity Allocation Fund	$421,391	0	0
Rockefeller Core Taxable Bond Fund	$440,526	0	0
Rockefeller Intermediate Tax Exempt
National Bond Fund	$170,877	0	0
Rockefeller Intermediate Tax Exempt
New York Bond Fund	$ 65,945	0	0

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Other than the aforementioned events, the Funds have evaluated events and transactions that have occurred subsequent to May 31, 2017 and determined there were no subsequent events that would require recognition or disclosure within the financial statements.

(10)	Regulatory Updates

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

Rockefeller Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Funds
Additional Information

Tax Information

For the period ended November 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Equity Allocation Fund	100%
Rockefeller Core Taxable Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%
Rockefeller Intermediate Tax Exempt New York Bond Fund	—%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2016 was as follows:

Rockefeller Equity Allocation Fund	91.10%
Rockefeller Core Taxable Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%
Rockefeller Intermediate Tax Exempt New York Bond Fund	—%

For the period ended November 30, 2016, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Rockefeller Equity Allocation Fund	—%
Rockefeller Core Taxable Bond Fund	38.36%
Rockefeller Intermediate Tax Exempt National Bond Fund	94.72%
Rockefeller Intermediate Tax Exempt New York Bond Fund	99.40%

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	33	Professor and	Independent
615 E. Michigan St.		Term; Since		Chair, Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette University	(an open-end
				(2004–present).	investment
company with
one portfolio).

Gary A. Drska	Trustee	Indefinite	33	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
one portfolio).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Jonas B. Siegel	Trustee	Indefinite	33	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company with
				Officer (“CCO”),	one portfolio)
				Granite Capital	(2010–2016);
				International Group,	Independent
				L.P. (an investment	Manager,
				management firm)	Ramius IDF
				(1994–2011).	fund complex
(two closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	33	President	Trustee,
615 E. Michigan St.	and	Term; Since		(2017–present);	Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	(an open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present); Executive	company with
				Vice President,	ten portfolios);
				U.S. Bancorp	Trustee, USA
				Fund Services,	MUTUALS
				LLC (1994–2017).	(an open-end
investment
company with
one portfolio).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1960	Vice	2014		Services, LLC
	President			(2014–present);
	and			CCO (2003–2013)
	Anti-Money			and Senior Vice
	Laundering			President, Ariel
	Officer			Investments, LLC
(2010–2013).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf**	Chief	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	Compliance	Term;		U.S. Bancorp
Milwaukee, WI 53202	Officer,	Effective		Fund Services,
Year of Birth: 1985	Vice	July 1,		LLC (February
	President	2017		2017–present);
	and			Vice President and
	Anti-Money			Assistant CCO,
	Laundering			Heartland Advisors,
	Officer			Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland Group,
Inc. (May 2016–
November 2016);
Vice President, CCO
and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–
April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Legal and Compliance
Counsel (2011–2013),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		May 29,		Services, LLC
Year of Birth: 1981		2015		(2012–present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

**	Effective July 1, 2017, Elizabeth B. Scalf will replace Anita M. Zagrodnik as Chief Compliance Officer, Vice President and Anti-Money Laundering Officer of the Trust.

 (This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

ROCKEFELLER FUNDS

Investment Adviser	Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York 10020

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date  July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  July 31, 2017

By (Signature and Title)*  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date  July 31, 2017

* Print the name and title of each signing officer under his or her signature.